BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Investments
The accounting impact of the Company's businesses and their presentation in the Company's consolidated financial statements are summarized in the table below.

	ACCOUNTING		PRESENTATION
Business segment	Accounting assessment	Accounting methodology	Presentation in Balance Sheet	Presentation in Statement of Income	Presentation of Non-controlling interest
Single-Family Rental
Tricon wholly-owned	Controlled subsidiary	Consolidation	Rental properties	Revenue from single-family rental properties	N/A
SFR JV-1	Controlled subsidiary	Consolidation			Limited partners' interests (Component of liabilities)
SFR JV-HD	Controlled subsidiary	Consolidation
SFR JV-2	Controlled subsidiary	Consolidation

Multi-Family Rental
U.S. multi-family(1)	Divested in October 2022	Equity method	Divested in October 2022	Income from discontinued operations	N/A
Canadian multi-family: 592 Sherbourne LP (The Selby)	Investments in associate	Equity method	Equity-accounted investments in multi-family rental properties	Income from equity-accounted investments in multi-family rental properties	N/A
Canadian multi-family: 57 Spadina LP (The Taylor)(2)	Investments in associate	Equity method	Income from equity-accounted investments in Canadian residential developments from January 1, 2023 to September 30, 2023

				Income from equity-accounted investments in multi-family rental properties from October 1, 2023 to December 31, 2023	N/A

Canadian residential developments
Summerhill Shops LP (The Shops of Summerhill)	Controlled subsidiary	Consolidation	Canadian development properties	Other income	N/A
Scrivener Square LP (The James)					N/A

WDL 8 LP (Maple House)	Joint venture	Equity method	Equity-accounted investments in Canadian residential developments	Income from equity-accounted investments in Canadian residential developments	N/A
WDL 20 LP (Oak House)	Joint venture	Equity method			N/A
WDL 3/4/7 LP (Cherry House)	Joint venture	Equity method			N/A
DKT B10 LP (Birch House)	Joint venture	Equity method			N/A
6-8 Gloucester LP (The Ivy)	Joint venture	Equity method			N/A
Queen Ontario LP (ROQ City)	Joint venture	Equity method			N/A
Symington LP (The Spoke)	Joint venture	Equity method			N/A
KT Housing Now Six Points LP(3)	Joint venture	Equity method			N/A

U.S. residential developments
THPAS Holdings JV-1 LLC	Investments in associates	Equity method	Investments in U.S. residential developments	Income from investments in U.S. residential developments	N/A
THPAS Development JV-2 LLC	Investments in associates	Equity method			N/A
For-sale housing	Investments in associates	Equity method			N/A

Strategic Capital(4)
Private funds GP entities	Controlled subsidiary	Consolidation	Consolidated	Revenue from strategic capital services	N/A
Johnson development management	Controlled subsidiary	Consolidation	Consolidated		Component of equity
(1) On October 18, 2022, the Company completed the sale of its remaining 20% equity interest in the U.S. multi-family rental portfolio (Note 5).
(2) As at September 30, 2023, 57 Spadina LP (The Taylor) achieved stabilization. In the fourth quarter of 2023, being the first full quarter after stabilization, it was reclassified from the Canadian residential developments segment to the multi-family rental segment.
(3) On June 23, 2023, the Company entered into a new joint venture investment, KT Housing Now Six Points LP, with its partner, Kilmer Group (Note 8).
(4) Strategic Capital was previously reported as Private Funds and Advisory.